Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements

NOTE	13 – FAIR VALUE MEASUREMENTS
Fair value is defined under U.S. GAAP as the price that would be received if an asset were sold or the price that would be paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. Required disclosures include classification of fair value measurements within a three-level hierarchy (Level 1, Level 2 and Level 3). Classification of a fair value measurement within the hierarchy is dependent on the classification and significance of the inputs used to determine the fair value measurement. Observable inputs are those that are observed, implied from, or corroborated with externally available market information. Unobservable inputs represent the Company’s estimates of market participants’ assumptions.
Fair value measurements are classified in the following manner:
Level 1
—Valuation is based on quoted prices in active markets for identical assets or liabilities at the measurement date
.
Level 2
—Valuation is based on either observable prices for identical assets or liabilities in inactive markets, observable prices for similar assets or liabilities, or other inputs that are derived directly from, or through correlation to, observable market data at the measurement date.
Level 3
—Valuation is based on the Company’s or others’ models using significant unobservable assumptions at the measurement date that a market participant would use.
In determining fair value measurements, the Company uses observable inputs whenever possible. The level of a fair value measurement within the hierarchy is dependent on the lowest level of input that has a significant impact on the measurement as a whole. If quoted market prices are available at the measurement date or are available for similar instruments, such prices are used in the measurements. If observable market data is not available at the measurement date, judgment is required to measure fair value.

The following is a description of measurement techniques for items recorded at fair value on a recurring basis. There were no material items recorded at fair value on a nonrecurring basis as of September 30, 2021 or December 31, 2020.
Mortgage loans at fair value
: The Company has elected the fair value option for mortgage loans. Accordingly, the fair values of mortgage loans are based on valuation models that use the market price for similar loans sold in the secondary market. As these prices are derived from market observable inputs, they are categorized as Level 2.
IRLCs
: The Company’s interest rate lock commitments are derivative instruments that are recorded at fair value based on valuation models that use the market price for similar loans sold in the secondary market. The interest rate lock commitments are then subject to an estimated loan funding probability, or “pullthrough rate”. Given the significant and unobservable nature of the pullthrough rate assumption, IRLCs are classified as Level 3.
MSRs
: The fair value of MSRs is determined using a valuation model that calculates the present value of estimated future net servicing fee income. The model includes estimates of prepayment speeds, discount rate, cost to service, float earnings, contractual servicing fee income, and ancillary income and late fees, among others. These estimates are supported by market and economic data collected from various outside sources. These fair value measurements are classified as Level 3.
FLSCs
: The Company enters into forward loan sales commitments to sell certain mortgage loans which are recorded at fair value based on valuation models. The Company’s expectation of the amount of its interest rate lock commitments that will ultimately close is a factor in determining the position. The valuation models utilize the fair value of related mortgage loans determined using observable market data and therefore the commitments are categorized as Level 2.
Investment securities
: The Company occasionally sells mortgage loans that it originates through private label securitization transactions. In executing these securitizations, the Company sells mortgage loans to a securitization trust for cash and, in some cases, retained interests in the trust due to regulatory requirements. The Company has elected the fair value option for subsequently measuring the retained beneficial interests in the securitization trusts. The fair value of these investment securities is based primarily on observable market data and therefore categorized as Level 2.
Public and Private Warrants
: The fair value of Public Warrants is based on the price of trades of these securities in active markets and therefore categorized as Level 1. The fair value of the Private Warrants is based on observable market data and therefore categorized as Level 2.
Financial	Instruments – Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2021
Description	Level 1	Level 2	Level 3	Total
Assets:
Mortgage loans at fair value	$—	$11,736,642	$—	$11,736,642
IRLCs	—	—	14,476	14,476
FLSCs	—	129,331	—	129,331
Investment securities at fair value, pledged	—	41,809	—	41,809
Mortgage servicing rights	—	—	2,900,310	2,900,310

Total assets	$—	$11,907,782	$2,914,786	$14,822,568

Liabilities:
IRLCs	$—	$—	$50,510	$50,510
FLSCs	—	10,924	—	10,924
Public and Private Warrants	10,307	4,310	—	14,617

Total liabilities	$10,307	$15,234	$50,510	$76,051

	December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets:
Mortgage loans at fair value	$—	$7,916,515	$—	$7,916,515
IRLCs	—	—	60,248	60,248
FLSCs	—	824	—	824

Total assets	$—	$7,917,339	$60,248	$7,977,587

Liabilities:
IRLCs	$—	$—	$670	$670
FLSCs	—	65,567	—	65,567

Total liabilitie s	$—	$65,567	$670	$66,237

The following table present quantitative information about the inputs used in recurring Level 3 fair value financial instruments and the fair value measurements for IRLCs:

Unobservable Input - IRLCs	September 30, 2021	December 31, 2020
Pullthrough rate (weighted avg)	88%	92%
Refer to
Note 5 - Mortgage Servicing
Rights
for further information on the unobservable inputs used in measuring the fair value of the Company’s MSRs and for the roll-forward of MSRs for the three and nine months ended September 30, 2021.

Level	3 Issuances and Transfers
The Company issues IRLCs which are considered derivatives. If the contract converts to a loan, the implied value, which is solely based upon interest rate changes, is incorporated in the basis of the fair value of the loan. If the IRLC does not convert to a loan, the basis is reduced to zero as the contract has no continuing value. The Company does not track the basis of the individual IRLCs that convert to a loan, as that amount has no relevance to the presented consolidated financial statements.
Other	Financial Instruments
The following table presents the carrying amounts and estimated fair value of the Company’s financial liabilities that are not measured at fair value on a recurring or nonrecurring basis (in thousands)
.

	September 30, 2021		December 31, 2020
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2020 Senior Notes, due 11/15/25	$790,966	$810,200	$789,323	$841,300
2021 Senior Notes, due 4/15/29	693,404	682,668	—	—
The fair value of the 2020 and 2021 Senior Notes was estimated using Level 2 inputs, including observable trading information in inactive markets.
Due to their nature and respective terms (including the variable interest rates on warehouse and operating lines of credit and borrowings against investment securities), the carrying value of cash and cash equivalents, receivables, payables, notes payable, borrowings against investment securities and warehouse and operating lines of credit approximate their fair value as of September 30, 2021 and December 31, 2020, respectively.

UNITED WHOLESALE MORTGAGE, LLC
Fair Value Measurements
NOTE 14 – FAIR VALUE MEASUREMENTS
Fair value is the price that would be received if an asset were sold or the price that would be paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. Required disclosures include classification of fair value measurements within a three-level hierarchy (Level 1, Level 2, and Level 3). Classification of a fair value measurement within the hierarchy is dependent on the classification and significance of the inputs used to determine the fair value measurement. Observable inputs are those that are observed, implied from, or corroborated with externally available market information. Unobservable inputs represent the Company’s estimates of market participants’ assumptions.
Fair value measurements are classified in the following manner:
Level 1
—Valuation is based on quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2
—Valuation is based on either observable prices for identical assets or liabilities in inactive markets, observable prices for similar assets or liabilities, or other inputs that are derived directly from, or through correlation to, observable market data at the measurement date.
Level 3
—Valuation is based on the Company’s or others’ models using assumptions at the measurement date that a market participant would use.
In determining fair value measurements, the Company uses observable inputs whenever possible. The level of a fair value measurement within the hierarchy is dependent on the lowest level of input that has a significant impact on the measurement as a whole. If quoted market prices are available at the measurement date or are available for similar instruments, such prices are used in the measurements. If observable market data is not available at the measurement date, judgment is required to measure fair value.
Financial Instruments—Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$7,916,515	$—	$7,916,515
IRLCs	—	—	59,579	59,579
FLSCs	—	(64,743)	—	(64,743)

Total	$—	$7,851,772	$59,579	$7,911,351

	December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,446,310	$—	$5,446,310
IRLCs	—	—	16,786	16,786
FLSCs	—	(14,506)	—	(14,506)

Total	$—	$5,431,804	$16,786	$5,448,590

As of December 31, 2020 and 2019, mortgage loans at fair value included fair value adjustments of $194.6 million and $48.0 million, respectively. These fair value adjustments include the relative changes in the values of closed loans from the original pricing of the prospective loan (while it was an IRLC) to period end, subsequent market interest rate movements, and includes gain margin for the recorded loans based on external market indications of fair value.
Derivative assets and liabilities solely represent fair value of adjustments for the contracts based upon their original contract dates relative to the period end pricing for the contracts. The derivative contracts that the Company enters into are initially recorded at zero value as they are entered into at market prices on the date of execution. Subsequent changes in market conditions, primarily interest rates, drive the value of the Company’s derivative contracts and such fair value adjustments represent the respective derivative assets and liabilities.
Level 3 Issuances and Transfers
The Company issues IRLCs which are considered derivatives. If the contract converts to a loan, the implied value, which is solely based upon interest rate changes, is incorporated in the basis of the fair value of the loan. If the IRLC does not convert to a loan, the basis is reduced to zero as the contract has no continuing value. The Company does not track the basis of the individual IRLCs that convert to a loan, as that amount has no relevance to the presented consolidated financial statements.
Transfers into and out of Level 3 specific to the Company’s IRLC asset are equivalent to the net change in unrealized gain of approximately $42.8 million and $30 thousand for the years ended December 31, 2020 and 2019, respectively.
Other Financial Instruments
During the fourth quarter of 2020, the Company issued $800.0 million of Senior Notes. The fair value of the Senior Notes approximated $841.3 million as of December 31, 2021. The fair value of the Senior Notes was estimated using Level 2 inputs, including observable trading information in inactive markets.
Due to their nature and respective terms (including the variable interest rates on warehouse and operating lines of credit), the carrying value of cash and cash equivalents, receivables, payables, notes payable and warehouse and operating lines of credit approximate their fair value as of December 31, 2020 and 2019, respectively.